DERIVATIVE INSTRUMENTS (Tables)	12 Months Ended
Dec. 31, 2016
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Schedule of fair values of outstanding derivative instruments

		Fair value of derivative instruments
		December 31,
	Balance sheets	2016	2015
Derivatives designated and qualified as cash flow hedging instruments:
Foreign exchange contracts	Other account payables and accrued expenses	$4	$32

Total derivatives designated as hedging instruments		$4	$32

Summary of effect of derivative instruments in cash flow hedging relationships in the statement of operations and other comprehensive income (OCI)

	Amount of gain (loss) recognized in accumulated OCI (effective portion)
	Year ended December 31,
	2016	2015	2014

Foreign exchange contracts	$66	$124	$(33)

Total	$66	$124	$(33)

	Amount of gain (loss) reclassified from accumulated OCI into income (effective portion)
	Year ended December 31,
Statements of operations	2016	2015	2014

Revenues	$-	$211	$105
Operating expenses	38	(171)	(68)

Total	$38	$40	$37

	Gain (loss) recognized in income on derivatives
		December 31,
	Statements of operations	2016	2015	2014
Derivatives not designated as hedging instruments:
Foreign exchange contracts	Financial income (expenses), net	$87	$(15)	$45

Total		$87	$(15)	$45